Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) £ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 867,261.0	£ 866,947.0
Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	125,500.0	120,100.0
Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	22.0	11.0
Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	3,948.0	4,060.0
Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	800.0	500.0
Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	124,700.0	119,600.0
Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	10.0	0.0
Financial assets at amortised cost [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 141,636.0	£ 136,959.0
Coverage ratio	0.025	0.027
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 145,332.0	£ 140,802.0
Financial assets at amortised cost [member] | Loans and advances [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	3,696.0	3,843.0
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 127,853.0	£ 122,100.0
Coverage ratio	0.004	0.004
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 128,345.0	£ 122,589.0
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	492.0	489.0
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,581.0	£ 12,769.0
Coverage ratio	0.084	0.089
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 12,639.0	£ 14,024.0
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,058.0	1,255.0
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,202.0	£ 2,090.0
Coverage ratio	0.494	0.501
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 4,348.0	£ 4,189.0
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	2,146.0	2,099.0
Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,986.0	£ 13,160.0
Coverage ratio	0.031	0.028
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 11,334.0	£ 13,540.0
Financial assets at amortised cost [member] | Home loans [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	348.0	380.0
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,588.0	£ 11,460.0
Coverage ratio	0.002	0.002
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,604.0	£ 11,486.0
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	16.0	26.0
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 634.0	£ 813.0
Coverage ratio	0.059	0.055
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 674.0	£ 860.0
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	40.0	47.0
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 764.0	£ 887.0
Coverage ratio	0.277	0.257
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,056.0	£ 1,194.0
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	292.0	307.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 33,503.0	£ 33,791.0
Coverage ratio	0.072	0.076
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 36,120.0	£ 36,552.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	2,617.0	2,761.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 29,179.0	£ 29,192.0
Coverage ratio	0.012	0.012
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 29,541.0	£ 29,548.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	362.0	356.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,666.0	£ 3,954.0
Coverage ratio	0.176	0.197
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 4,450.0	£ 4,926.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	784.0	972.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 658.0	£ 645.0
Coverage ratio	0.691	0.69
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,129.0	£ 2,078.0
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	1,471.0	1,433.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 97,147.0	£ 90,008.0
Coverage ratio	0.007	0.008
Financial assets at amortised cost [member] | Wholesale loans [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 97,878.0	£ 90,710.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	731.0	702.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 89,086.0	£ 81,448.0
Coverage ratio	0.001	0.001
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 89,200.0	£ 81,555.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	114.0	107.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 7,281.0	£ 8,002.0
Coverage ratio	0.031	0.029
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 7,515.0	£ 8,238.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	234.0	236.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 780.0	£ 558.0
Coverage ratio	0.329	0.391
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,163.0	£ 917.0
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	383.0	359.0
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,073.0	£ 11,587.0
Coverage ratio	0.071	0.075
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,839.0	£ 12,524.0
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	766.0	937.0
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 520.0	£ 634.0
Coverage ratio	0.044	0.044
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 544.0	£ 663.0
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	24.0	29.0
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,283.0	£ 3,687.0
Coverage ratio	0.137	0.158
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,806.0	£ 4,381.0
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	523.0	694.0
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 6,270.0	£ 7,266.0
Coverage ratio	0.034	0.029
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 6,489.0	£ 7,480.0
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	219.0	214.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 590.0	£ 532.0
Coverage ratio	0.164	0.206
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 706.0	£ 670.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	116.0	138.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 39.0	£ 41.0
Coverage ratio	0.188	0.18
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 48.0	£ 50.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	9.0	9.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 205.0	£ 187.0
Coverage ratio	0.326	0.387
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 304.0	£ 305.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	99.0	118.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 346.0	£ 304.0
Coverage ratio	0.023	0.035
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 354.0	£ 315.0
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	8.0	11.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 918.0	£ 650.0
Coverage ratio	0.161	0.217
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,094.0	£ 830.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	176.0	180.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 75.0	£ 138.0
Coverage ratio	0.085	0.061
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 82.0	£ 147.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	7.0	9.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 178.0	£ 80.0
Coverage ratio	0.476	0.667
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 340.0	£ 240.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	162.0	160.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 665.0	£ 432.0
Coverage ratio	0.01	0.025
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 672.0	£ 443.0
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets	£ 7.0	£ 11.0